SYSTEM COMPONENTS AND LEASED SYSTEMS, NET	6 Months Ended
Jun. 30, 2025
System Components And Leased Systems Net
SYSTEM COMPONENTS AND LEASED SYSTEMS, NET

NOTE 3: SYSTEM COMPONENTS AND LEASED SYSTEMS, NET

During the six-month periods ended June 30, 2025 and 2024, the Company acquired system components totaling $2,100 and $1,175, respectively, and transferred system components to leased systems in the carrying amounts of $1,166 and $1,662, respectively.